Stockholders' Deficit (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018
Option Indexed to Issuer's Equity [Line Items]
Number of Options, Outstanding, Beginning	44,351,200	26,800,000
Number of Options, Granted		26,051,200
Number of Options, Forfeited		(8,500,000)
Number of Options, Outstanding, Ending		44,351,200
Number of Options, Exercisable	7,544,000		9,073,000
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.21	$ 0.20
Weighted-Average Exercise Price, Granted		0.21
Weighted-Average Exercise Price, Forfeited		0.20
Weighted-Average Exercise Price, Outstanding, Ending		$ 0.21
Weighted-Average Remaining Contractual Term (Years), Outstanding, Beginning		9 years 9 months 18 days
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending		9 years 3 months 8 days
Weighted-Average Grant-Date Fair Value, Outstanding, Beginning
Weighted-Average Grant-Date Fair Value, Granted		0.15
Weighted-Average Grant-Date Fair Value, Forfeited
Weighted-Average Grant-Date Fair Value, Outstanding, Ending
Aggregate Intrinsic Value, Outstanding, Beginning	$ 0	$ 19,564,000
Aggregate Intrinsic Value, Outstanding, Ending		$ 0
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of Options, Forfeited	(25,846,200)
Number of Options, Outstanding, Ending	18,505,000
Number of Options, Exercisable	7,544,000		7,544,000
Weighted-Average Exercise Price, Forfeited	$ 0.21
Weighted-Average Exercise Price, Outstanding, Ending	0.22
Weighted-Average Exercise Price, Exercisable	$ 0.21		$ 0.21
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending	8 years 5 months 16 days
Weighted-Average Remaining Contractual Term (Years), Exercisable	7 years 2 months 5 days
Weighted-Average Grant-Date Fair Value, Outstanding, Beginning
Weighted-Average Grant-Date Fair Value, Forfeited
Weighted-Average Grant-Date Fair Value, Outstanding, Ending
Weighted-Average Grant-Date Fair Value, Exercisable
Aggregate Intrinsic Value, Outstanding, Beginning	$ 0
Aggregate Intrinsic Value, Outstanding, Ending	0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0		$ 0